Short-term Borrowings and Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Borrowings and Long-term Loan
Schedule of long term debt

Short-term borrowings and long-term loan consisted of the following:

	Interest
	rate per	September 30, 2020		December 31, 2019
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- June 19, 2019 to June 18, 2020	6.5%	—	—	15,000
- July 15, 2019 to July 15, 2020	6.5%	—	—	20,000
- July 18, 2019 to July 9, 2020	6.5%	—	—	30,000
- June 18, 2020 to June 15, 2021	6.5%	15,000	2,299	—
- July 15, 2020 to July 9, 2021	6.5%	20,000	3,065
- July 9, 2020 to July 9, 2021	6.5%	30,000	4,598

Schedule of bank loans outstanding

	December 31, 2020		December 31, 2019	December 31, 2018
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	65,000	9,962	65,000	64,950
Guarantee company	—	—	—	—
	65,000	9,962	65,000	64,950